Document and entity information Document	6 Months Ended
Jun. 30, 2013
Document Information [Abstract]
Entity registrant name	Altisource Residential Corporation
Entity central index key	0001555039
Entity filer category	Smaller Reporting Company
Document type	S-11/A
Document period end date	Jun. 30, 2013
Amendment flag	false